Bank borrowings (Details) ¥ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Bank loan | $	$ 84,000		$ 88,000
ZHEJIANG TIANLAN
Bank loan		¥ 5,508		¥ 13,518
ZHEJIANG TIANLAN | Bank Loan Borrowed by the Company
Bank loan		501		8,511
ZHEJIANG TIANLAN | Bank Loan Borrowed by Subsidiaries of the Company
Bank loan		¥ 5,007		¥ 5,007